Inventories, net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories, net
Note 8. Inventories, net
An analysis of inventories at December 31, 2022 and 2023 is as follows:

	2022	2023
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 26,311,415	Ps. 21,858,519
Less: Reserve for obsolete and slow-moving inventories	(2,316,282)	(2,586,894)

Total	Ps. 23,995,133	Ps. 19,271,625

For the years ended December 31, 2021, 2022 and 2023, the cost of inventories recognized in cost of sales was Ps. 117,613,669, Ps. 115,022,007 and Ps. 111,863,425 respectively.